Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade accounts payable	$ 227,113	$ 309,535
Excise taxes/withholdings payable	71,273	55,882
Accrued insurance obligations	19,280	17,032
Other	63,605	47,314
Accounts payable and accrued liabilities	$ 381,271	$ 429,763